Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Stock-Based Compensation [Line Items]
Unrecognized compensation costs (in Dollars)	$ 3,497		$ 3,497
Recognized over a weighted-average period			2 years 10 months 17 days
Stock based expense			$ 199
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares			49,893,452		44,740,618
Number of outstanding options not yet vested	4,950,289		4,950,289
Unrecognized compensation costs (in Dollars)	$ 2,772		$ 2,772
Recognized over a weighted-average period			2 years 11 months 15 days
Options granted			722,628
Weighted-average fair value of options (in Dollars per share)			$ 1.81
Total intrinsic value (in Dollars)			$ 4,261
Stock based expense	511	$ 358	$ 1,496	$ 1,019
Vested outstanding stock options			790,402
Stock Options [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
Options granted			572,628
RSU’s [Member]
Stock-Based Compensation [Line Items]
Recognized over a weighted-average period			2 years 4 months 6 days
Options granted			773,929
Unrecognized compensation cost related to unvested RSUs (in Dollars)	15,387		$ 15,387
RSU's granted			4,828,811
Stock based expense	$ 2,464	$ 3,371	$ 7,725	$ 10,651
RSU’s [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
RSU's granted			773,929